Income Taxes Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Asset (Liability) [Abstract]
Depreciation and amortization	$ (2,543.9)	$ (2,778.3)
Net operating loss and credit carryforwards	504.9	497.4
Reserves and accruals	116.0	132.0
Accrued compensation	210.0	206.4
Inventory basis difference	67.4	38.1
Available-for-sale investments	2.9	4.5
Non U.S. earnings expected to be repatriated	1.6	1.6
Other capitalized costs	35.6	45.1
Unrealized losses on hedging instruments	21.0	22.3
Other, net	44.4	46.4
Deferred Tax Assets (Liabilities) Before Valuation Allowance	(1,540.1)	(1,784.5)
Less: Valuation allowance	113.7	141.9
Deferred Tax Assets (Liabilities), Net	$ (1,653.8)	$ (1,926.4)